TAXATION - Schedule of Income before Income Tax, Domestic and Foreign (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Loss before tax
Loss from PRC entities	¥ (204,937)		¥ (61,767)	¥ (112,583)
Income from overseas entities	67,604		14,795	3,521
Total loss before tax	¥ (137,333)	$ (19,728)	¥ (46,972)	¥ (109,062)